Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund,
Virtus Ceredex Small-Cap Value Equity Fund and Virtus Silvant Small-Cap Growth Stock Fund,

each, a series of Virtus Asset Trust

Supplement dated June 19, 2020 to the Summary and

Statutory Prospectuses dated April 28, 2020

Important Notice to Investors

Virtus Ceredex Large-Cap Value Equity Fund

The following disclosure changes will be effective August 18, 2020:

The first paragraph under “Principal Investment Strategies” in the summary prospectus, the summary section of the statutory prospectus, and on page 103 of the statutory prospectus, is hereby replaced with the following:

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers large-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 1000® Value Index. As of December 31, 2019, the market capitalization range of the companies in the Russell 1000® Value Index was $824 million to $554 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

Virtus Ceredex Mid-Cap Value Equity Fund

The following disclosure changes will be effective August 18, 2020:

The first paragraph under “Principal Investment Strategies” in the summary prospectus, the summary section of the statutory prospectus, and page 104 of the statutory prospectus, is hereby replaced with the following:

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers mid-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index. As of December 31, 2019, the market capitalization range of the companies in the Russell Midcap® Index was $824 million to $78.7 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

Virtus Ceredex Small-Cap Value Equity Fund

The following disclosure changes will be effective August 18, 2020:

The first paragraph under “Principal Investment Strategies” in the summary prospectus, the summary section of the statutory prospectus, and page 105 of the statutory prospectus, is hereby replaced with the following:

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers small-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000®Index on a rolling three-year basis. On this basis, as of March 31, 2020, the total market capitalization range of companies included in the Russell 2000®Index over the past three years was $1.66 million to $16.95 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.

Virtus Silvant Small-Cap Growth Stock Fund

The following disclosure changes will be effective August 18, 2020:

The first two paragraphs under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus, and the first paragraph under “Principal Investment Strategies” on page 123 of the statutory prospectus, are hereby replaced with the following:

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers small-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Growth Index on a rolling three-year basis. On this basis, as of March 31, 2020, the total market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $1.66 million to $16.95 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.

Investors should retain this supplement with the

Prospectuses for future reference.

VAT Ceredex/SilvantStratChanges (6/2020)

2